Segmentation	12 Months Ended
Dec. 31, 2022
Segmentation [Abstract]
Segmentation	Segmentation
The Executive Board of the Group is the chief operating decision maker (“CODM”) which monitors the operating results of the business for the purpose of making decisions about resource allocation and performance assessment. The management information provided to the CODM includes financial information related to revenue, cost of sales and gross result disaggregated by charging revenue and combined service revenue streams and by region. These performance measures are measured consistently with the same measures as disclosed in the consolidated financial statements. Further financial information, including net income (loss), employee expenses and operating expenses are only provided on a consolidated basis.
The CODM assesses the financial information of the business on a consolidated level. As the operating results of the business for the purpose of making decisions about resource allocation and performance assessment are monitored on a consolidated level, the Group has one operating segment which is also its only reporting segment.
As the Group only has one reporting segment, all relevant financial information is disclosed in the consolidated financial statements.
Revenue from major customers
For the year ended December 31, 2022, revenue from one customer (2021: two customers, 2020: three customers), namely Customer D (2021: Customer A and D, 2020: Customer A, B and C), amounted to 10% or more of the Group’s total revenue. The amount of revenue from the major customers can be broken down as follows:

(in €‘000)	2022	2021	2020
Customer A	1,066	23,974	10,702
Customer B	647	663	6,566
Customer C	—	1,119	5,065
Customer D	51,424	24,566	—
Total	53,137	50,322	22,333
Revenue from external customers
The Company is domiciled in the Netherlands. The amount of revenue from external customers, based on the locations of the customers, can be broken down by country as follows:

(in €‘000)	2022	2021	2020
The Netherlands	46,302	29,689	16,369
Belgium	10,692	4,358	2,874
Germany	15,045	14,477	13,465
France	55,815	32,098	8,285
Other	6,046	5,669	3,256
Total	133,900	86,291	44,249
Non-current assets by country
The amount of total non-current assets, based on the locations of the assets, can be broken down by country as follows:

(in €‘000)	December 31, 2022	December 31, 2021
The Netherlands	109,851	59,047
Belgium	8,778	7,049
Germany	43,510	13,568
France	32,675	357
Other	12,369	209
Total	207,183	80,230
Non-current assets for this purpose consist of total non-current assets as recorded in the consolidated statement of financial position, excluding non-current financial assets and deferred tax assets.